CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

28. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        The following condensed consolidating financial statements present, in separate columns, financial information for the following: Huntsman International LLC (on a parent only basis), with our investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the non-guarantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009. There are no contractual restrictions limiting transfers of cash from guarantor subsidiaries to our Company. Each of the guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$-	$227	$-	$231
Restricted cash	-	-	8	-	8
Accounts and notes receivable, net	13	151	1,365	-	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	-	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	-	114
Deferred income taxes	154	-	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	-	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$-	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	33	-	179	-	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	-	602	-	3,730
Notes payable to affiliates	435	-	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	-	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	-	-	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$220	$9	$332	$-	$561
Restricted cash	-	-	7	-	7
Accounts and notes receivable, net	17	112	1,284	-	1,413
Accounts receivable from affiliates	1,275	2,530	79	(3,784)	100
Inventories	78	240	1,089	(11)	1,396
Prepaid expenses	11	6	42	(14)	45
Deferred income taxes	5	-	44	(9)	40
Other current assets	-	3	160	(3)	160

Total current assets	1,606	2,900	3,037	(3,821)	3,722
Property, plant and equipment, net	417	881	2,169	2	3,469
Investment in unconsolidated affiliates	5,018	1,403	172	(6,359)	234
Intangible assets, net	62	3	42	-	107
Goodwill	(17)	84	27	-	94
Deferred income taxes	(9)	-	161	27	179
Notes receivable from affiliates	51	930	7	(981)	7
Other noncurrent assets	73	169	253	-	495

Total assets	$7,201	$6,370	$5,868	$(11,132)	$8,307

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$42	$212	$586	$-	$840
Accounts payable to affiliates	1,892	860	1,091	(3,784)	59
Accrued liabilities	102	77	464	(17)	626
Deferred income taxes	-	55	19	(11)	63
Note payable to affiliate	100	-	-	-	100
Current portion of debt	114	-	405	-	519

Total current liabilities	2,250	1,204	2,565	(3,812)	2,207
Long-term debt	3,320	-	307	-	3,627
Notes payable to affiliates	435	-	985	(981)	439
Deferred income taxes	8	(28)	86	28	94
Other noncurrent liabilities	160	138	555	(1)	852

Total liabilities	6,173	1,314	4,498	(4,766)	7,219
Equity Huntsman International LLC members' equity:
Members' equity	3,049	4,764	2,217	(6,981)	3,049
Subsidiary preferred stock	-	-	1	(1)	-
Accumulated deficit	(1,667)	(1,308)	(549)	1,857	(1,667)
Accumulated other comprehensive (loss) income	(354)	1,600	(318)	(1,282)	(354)

Total Huntsman International LLC members' equity	1,028	5,056	1,351	(6,407)	1,028
Noncontrolling interests in subsidiaries	-	-	19	41	60

Total equity	1,028	5,056	1,370	(6,366)	1,088

Total liabilities and equity	$7,201	$6,370	$5,868	$(11,132)	$8,307

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$-	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	-	916
Research and development	50	34	82	-	166
Other operating expense (income)	35	(18)	(37)	-	(20)
Restructuring, impairment and plant closing costs	1	-	166	-	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	-	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	-	-	-	(7)
Other (expense) income	(35)	-	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	-	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	4	-	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	-	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$-	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	-	855
Research and development	52	30	69	-	151
Other operating (income) expense	(34)	11	23	-	-
Restructuring, impairment and plant closing costs	1	3	25	-	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	-	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	-	-	-	(37)
Dividends income	1,569	-	-	(1,569)	-
Other (expense) income	(25)	-	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	-	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	-	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	-	-	(1)	-	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	-	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees	$654	$2,106	$4,809	$-	$7,569
Related party sales	178	373	644	(1,099)	96

Total revenues	832	2,479	5,453	(1,099)	7,665
Cost of goods sold	676	1,983	4,977	(1,066)	6,570

Gross profit	156	496	476	(33)	1,095
Operating expenses:
Selling, general and administrative	154	123	562	-	839
Research and development	51	30	64	-	145
Other operating (income) expense	(24)	(31)	37	-	(18)
Restructuring, impairment and plant closing costs	9	2	77	-	88

Operating (loss) income	(34)	372	(264)	(33)	41
Interest (expense) income, net	(214)	40	(66)	-	(240)
Loss on accounts receivable securitization program	(15)	(2)	(6)	-	(23)
Equity in (loss) income of investment in affiliates and subsidiaries	(317)	(514)	6	828	3
Loss on early extinguishment of debt	(21)	-	-	-	(21)
Other expense	(33)	-	-	33	-

Loss from continuing operations before income taxes	(634)	(104)	(330)	828	(240)
Income tax benefit (expense)	224	(148)	(179)	(56)	(159)

Loss from continuing operations	(410)	(252)	(509)	772	(399)
Loss from discontinued operations, net of tax	-	(11)	(8)	-	(19)
Loss before extraordinary gain	(410)	(263)	(517)	772	(418)

Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	6	-	6

Net loss	(410)	(263)	(511)	772	(412)
Net loss attributable to noncontrolling interests	-	1	2	(1)	2

Net loss attributable to Huntsman International LLC	$(410)	$(262)	$(509)	$771	$(410)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	-	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	-	-	3	-	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	-	-	(34)	-	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	28	-	28
Proceeds from sale of businesses/assets	-	8	40	-	48
Increase in receivable from affiliate	(57)	-	-	-	(57)
Investment in affiliate	(56)	(16)	-	72	-
Investment in unconsolidated affiliate	-	(26)	-	-	(26)
Cash received from unconsolidated affiliates	-	30	2	-	32
Other, net	-	-	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	-	-	(2)	-	(2)
Net borrowings on overdraft facilities	-	-	9	-	9
Repayments of short-term debt	-	-	(187)	-	(187)
Borrowings on short-term debt	-	-	162	-	162
Repayments of long-term debt	(305)	-	(103)	-	(408)
Proceeds from issuance of long-term debt	-	-	98	-	98
Repayments of notes payable to affiliate	(105)	-	-	-	(105)
Proceeds from notes payable to affiliate	105	-	-	-	105
Repayments of notes payable	(32)	-	(2)	-	(34)
Borrowings on notes payable	33	-	2	-	35
Debt issuance costs paid	(7)	-	-	-	(7)
Call premiums related to early extinguishment of debt	(6)	-	-	-	(6)
Contribution from parent	-	(32)	104	(72)	-
Dividends paid to parent	(79)	(2)	-	2	(79)
Dividends paid to noncontrolling interests	-	-	(9)	-	(9)
Excess tax benefit related to stock-based compensation	10	-	-	-	10
Other, net	-	-	-	-	-

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	-	-	(7)	-	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	-	(330)
Cash and cash equivalents at beginning of period	220	9	332	-	561

Cash and cash equivalents at end of period	$4	$-	$227	$-	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	-	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	-	34	-	-	34
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	14	-	14
Proceeds from sale of businesses/assets	-	-	2	-	2
Increase in receivable from affiliate	(57)	-	-	-	(57)
Investment in affiliate	(65)	(13)	-	78	-
Investment in unconsolidated affiliates	-	(24)	(3)	-	(27)
Cash received from unconsolidated affiliates	-	26	5	-	31
Other, net	-	-	1	-	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	-	-	(6)	-	(6)
Revolving loan facility from A/R Programs	254	-	-	-	254
Net borrowings on overdraft facilities	-	-	(2)	-	(2)
Repayments of short-term debt	-	-	(175)	-	(175)
Borrowings on short-term debt	-	-	212	-	212
Repayments of long-term debt	(1,154)	-	(53)	-	(1,207)
Proceeds from issuance of long-term debt	894	-	29	-	923
Repayments of note payable to affiliate	(125)	-	-	-	(125)
Proceeds from notes payable to affiliate	110	-	-	-	110
Intercompany repayments	-	-	(5)	5	-
Repayments of notes payable	(38)	-	(15)	-	(53)
Borrowings on notes payable	33	-	13	-	46
Debt issuance costs paid	(29)	-	-	-	(29)
Call premiums paid related to early extinguishment of debt	(28)	-	-	-	(28)
Contribution from parent	-	-	83	(83)	-
Dividends paid to parent	-	(2)	-	2	-
Excess tax benefit related to stock-based compensation	4	-	-	-	4
Other, net	-	-	(2)	-	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	-	-	4	-	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	-	(358)
Cash and cash equivalents at beginning of period	688	24	207	-	919

Cash and cash equivalents at end of period	$220	$9	$332	$-	$561

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$288	$48	$84	$-	$420

Investing activities:
Capital expenditures	(7)	(70)	(112)	-	(189)
Acquisition of business, net of cash acquired and post-closing adjustments	-	-	(31)	-	(31)
Proceeds from sale of business/assets	-	2	3	-	5
Increase in receivable from affiliate	(7)	-	-	-	(7)
Investment in affiliate	(258)	(69)	18	309	-
Investment in unconsolidated affiliate		(15)	-	-	(15)
Cash received from unconsolidated affiliate	-	22	-	-	22
Other, net	-	-	3	-	3

Net cash used in investing activities	(272)	(130)	(119)	309	(212)

Financing activities:
Net repayments under revolving loan facilities	-	-	(14)	-	(14)
Net repayments of overdraft facilities	-	-	(12)	-	(12)
Net repayments of short-term debt	-	-	(13)	-	(13)
Repayments of long-term debt	(510)	-	(32)	-	(542)
Proceeds from long-term debt	864	-	16	-	880
Repayments of notes payable to affiliate	(403)	-	-	-	(403)
Proceeds from notes payable to affiliate	529	-	-	-	529
Intercompany repayments	-	-	(50)	50	-
Repayments of notes payable	(43)	-	(20)	-	(63)
Borrowings on notes payable	42	-	22	-	64
Debt issuance costs paid	(5)	-	-	-	(5)
Call premiums related to early extinguishment of debt	(14)	-	-	-	(14)
Contribution from parent	236	103	256	(359)	236
Dividends paid to parent	(23)	-	-	-	(23)
Other, net	(1)	-	-	-	(1)

Net cash provided by financing activities	672	103	153	(309)	619

Effect of exchange rate changes on cash	-	-	5	-	5

Increase in cash and cash equivalents	688	21	123	-	832
Cash and cash equivalents at beginning of period	-	3	84	-	87

Cash and cash equivalents at end of period	$688	$24	$207	$-	$919